Net Income Per Unit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	745,769
Share-Based Payment Arrangement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive units	249,902	412,916	412,916